UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    D. Gregory Parkinson
Address: 5068 W Plano Parkway Suite 277

         Plano, TX  75093

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     972.931.4808

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     November 08, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     91

Form13F Information Table Value Total:     $177,606 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 604059105      288     3200 SH       SOLE                     3200
AAG Pfd 7.25% (Call 1/23/09 PFD                                302    12600 SH       SOLE                    12600
Abbott Laboratories         COM                 002824100      235     5774 SH       SOLE                     5774
Agilent Technologies        COM                 00846u101     2452    83728 SH       SOLE                    83728
Altria Group                COM                 718154107      232     4641 SH       SOLE                     4641
Amer Electric Pwr           COM                 025537101      925    28900 SH       SOLE                    28900
American Express            COM                 025816109     4956    96460 SH       SOLE                    96460
Automatic Data Processing   COM                 530151034     1602    38244 SH       SOLE                    38244
B I S Y S Group             COM                 055472104      141    10000 SH       SOLE                    10000
Banc One                    COM                 06423A103      431     8450 SH       SOLE                     8450
Bank of New York            COM                 064057102      309    10480 SH       SOLE                    10480
Berkshire Hathaway Class B  COM                 084670207    34913    11815 SH       SOLE                    11815
Biomet Incorporated         COM                 090613100      321     7224 SH       SOLE                     7224
Boeing                      COM                 097023105     6381   124897 SH       SOLE                   124897
BP PLC ADR                  COM                 055622104     1034    19294 SH       SOLE                    19294
Bravo! Foods Intl           COM                 105666101       20    80000 SH       SOLE                    80000
Bristol-Myers Squibb        COM                 110122108     4545   185500 SH       SOLE                   185500
Burlington Resources        COM                 122014103      244     6740 SH       SOLE                     6740
CenterPoint Energy          COM                 15189T107      479    41638 SH       SOLE                    41638
Central Fund of Canada Cl A                     153501101     7708  1465400 SH       SOLE                  1465400
ChevronTexaco               COM                 166764100     3272    34767 SH       SOLE                    34767
cisco Systems               COM                 17275R102      278    11717 SH       SOLE                    11717
Citigroup                   COM                 172967101      447     9616 SH       SOLE                     9616
CMKM Diamonds Inc           COM                                  1  1000000 SH       SOLE                  1000000
Coca Cola                   COM                 191219104     1041    20612 SH       SOLE                    20612
Conoco Phillips             COM                 20825C104     1192    15620 SH       SOLE                    15620
Cooper Industries Ltd       COM                 216669101      879    14796 SH       SOLE                    14796
Costco Wholesale            COM                 22160K105     2233    54220 SH       SOLE                    54220
Dell Inc                    COM                 247025109      218     6095 SH       SOLE                     6095
Dow Chemical                COM                 260543103      637    15639 SH       SOLE                    15639
Duke Capital Pfd 8.375%     PFD                                208     8200 SH       SOLE                     8200
Duke Energy                 COM                 264399106      213    10500 SH       SOLE                    10500
E*Trade Group               COM                 269246104      452    40575 SH       SOLE                    40575
Electronic Data Systems     COM                 285661104     1714    89480 SH       SOLE                    89480
Express Scripts             COM                 302182100      230     2900 SH       SOLE                     2900
Exxon Mobil                 COM                 30231G102    10594   238552 SH       SOLE                   238552
Fedex Corp                  COM                 31428X106      746     9133 SH       SOLE                     9133
Ford Motor II 6.5% Cv Pfd   PFD                                251     4575 SH       SOLE                     4575
Gannett                     COM                 364730101     1132    13336 SH       SOLE                    13336
Gateway Inc                 COM                 367626108      336    74700 SH       SOLE                    74700
General Electric            COM                 369604103      758    23393 SH       SOLE                    23393
General Motors              COM                 370442105     1600    34350 SH       SOLE                    34350
Gillette                    COM                 375766102     2260    53300 SH       SOLE                    53300
H & R Block                 COM                 093671105     4943   103670 SH       SOLE                   103670
Home Depot                  COM                 437076102    10365   294460 SH       SOLE                   294460
Honeywell Intl              COM                 438516106      426    11633 SH       SOLE                    11633
Hubbell Inc Cl B            COM                 443510201      696    14900 SH       SOLE                    14900
Int'l Business Machines     COM                 459200101      777     8816 SH       SOLE                     8816
Invesco Strat Gold Port                                         66    20119 SH       SOLE                2     119
Johnson & Johnson           COM                 478160104     1349    24228 SH       SOLE                    24228
Kimberly-Clark              COM                 494368103      348     5275 SH       SOLE                     5275
Lilly Eli & Company         COM                 532457108      528     7550 SH       SOLE                     7550
Lowe's Companies            COM                 548661107     1360    25875 SH       SOLE                    25875
Lucent Technologies         COM                 549463107       49    12874 SH       SOLE                    12874
Marsh & McLennan            COM                 571748102      454     9994 SH       SOLE                     9994
MBNA Corp                   COM                 55262L100      538    20874 SH       SOLE                    20874
McDermott Int'l             COM                 580037109      224    22000 SH       SOLE                    22000
McDonalds Corp              COM                 580135101     2521    96949 SH       SOLE                    96949
Mellon Financial            COM                 58551A108      870    29670 SH       SOLE                    29670
Merck & Co                  COM                 589331107     7380   155374 SH       SOLE                   155374
Microsoft                   COM                 594918104      208     7290 SH       SOLE                     7290
Migratec Inc                COM                                  0    50000 SH       SOLE                    50000
Moody's Corporation         COM                 615369105     1345    20799 SH       SOLE                    20799
Motorola                    COM                 620076109     5535   303275 SH       SOLE                   303275
New Plan Excel Realty       COM                 648053106      257    11000 SH       SOLE                    11000
palmOne                     COM                                244     7004 SH       SOLE                     7004
PalmSource                  COM                                173    10079 SH       SOLE                    10079
Pepsico                     COM                 713448108     1821    33795 SH       SOLE                    33795
Performance Technologies    COM                 71376K102      221    23450 SH       SOLE                    23450
PetroChina ADR              COM                 71646E100     2077    44850 SH       SOLE                    44850
Pfizer Incorporated         COM                 717081103      684    19950 SH       SOLE                    19950
PNC Financial Services      COM                 693475105     2113    39800 SH       SOLE                    39800
Rowan Companies             COM                 779382100      298    12250 SH       SOLE                    12250
Royce Total Return Fd                                          146    12875 SH       SOLE                1    2875
Russell 2000 i Shares                           464287655     1133     9604 SH       SOLE                     9604
Schering Plough Corp        COM                 806605101     8809   476690 SH       SOLE                   476690
Sprint Corp                 COM                 852061100      364    20659 SH       SOLE                    20659
Tellabs Inc                 COM                 879664100     2697   308554 SH       SOLE                   308554
Texas Instruments           COM                 882508104      232     9576 SH       SOLE                     9576
Thomas & Betts              COM                 884315102     2932   107685 SH       SOLE                   107685
TXU Corp                    COM                 873168108     4274   105495 SH       SOLE                   105495
TXU Corp Cv Pfd                                                271     5700 SH       SOLE                     5700
U S Bancorp                 COM                 902973304     2980   108134 SH       SOLE                   108134
United Technologies         COM                 913017109      549     6000 SH       SOLE                     6000
USG Corp                    COM                 903293405     2702   153675 SH       SOLE                   153675
Wachovia Corp               COM                 929771103     1033    23204 SH       SOLE                    23204
Wachovia DEPs               PFD                                  0    30400 SH       SOLE                    30400
Weingarten Realty           COM                 948741103      272     8700 SH       SOLE                     8700
Wells Fargo & Co            COM                               2320    40530 SH       SOLE                    40530
Wireless Webconnect         COM                                  0    15000 SH       SOLE                    15000
YUM! Brands                 COM                 895953107      812    21820 SH       SOLE                    21820